Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Income (Loss) Per Share [Line Items]
Net income	$ 404,616	$ 1,336,935	$ 404,616
Accretion of carrying value to redemption value		(4,156,240)	(10,472,899)
Net loss including accretion of carrying value to redemption value		$ (2,819,305)	$ (10,068,283)